Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated December 16, 2024
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Short Maturity Municipal Bond Active ETF (MEAR) (the “Fund”)
Effective immediately, the effective duration under normal circumstances of the Fund is expected to be 1.5 years or less.
Accordingly, the following language replaces (i) the second paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus, (ii) the third paragraph of the “Additional Information on the Investment Strategies” section of the Prospectus, and (iii) the ninth and tenth sentences of the second paragraph in the “Investment Strategies and Risks” section of the SAI:
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.5 years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Short Maturity Municipal Bond Active ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated December 16, 2024
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Short Maturity Municipal Bond Active ETF (MEAR) (the “Fund”)
Effective immediately, the effective duration under normal circumstances of the Fund is expected to be 1.5 years or less.
Accordingly, the following language replaces (i) the second paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus, (ii) the third paragraph of the “Additional Information on the Investment Strategies” section of the Prospectus, and (iii) the ninth and tenth sentences of the second paragraph in the “Investment Strategies and Risks” section of the SAI:
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.5 years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.